RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Sales			$ 3,987
Related party balances:
Amounts due from related parties		$ 129
Amounts due to related parties	$ 10,815	5,150
Continuing Operations
Related party balances:
Amounts due from related parties		129
Amounts due to related parties	10,815	5,150
Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	44,577	1,414	46,583
Purchases of Fixed Assets [Member] | Nanjing Yidian Huichuang information technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Purchases		1,218	8,690
Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases	1,967	560	3,325
Purchases of Raw Materials [Member] | Nanjing Yidian Huichuang information technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Purchases		560	1,625
Repayment of Interest Free Loans [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions	4,650	11,597
Proceeds From Related Parties Loans [Member]
Related Party Transaction [Line Items]
Other transactions	13,213	22,869	20,388
Repayment Of Related Parties Loans [Member]
Related Party Transaction [Line Items]
Other transactions	18,133	47,538	20,388
Zhengjiang Daqo Solar Co. Ltd [Member]
Related Party Transaction [Line Items]
Sales			3,987
Zhengjiang Daqo Solar Co. Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		4,349
Zhengjiang Daqo Solar Co. Ltd [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		4,349
Daqo Solar Co Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	13,213	18,520	16,005
Daqo Solar Co Ltd [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	13,483	18,412	16,005
Daqo New Material [Member] | Continuing Operations
Related party balances:
Amounts due to related parties	4,673	4,549
Chongqing Daqo Tailai [Member] | Continuing Operations
Related party balances:
Amounts due to related parties	2,085	55
Chongqing Daqo Tailai [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	17,812	111	15,212
Chongqing Daqo Tailai [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions			2,541
Chongqing Daqo Tailai [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		5,049	2,541
Jiangsu Daqo [Member] | Continuing Operations
Related party balances:
Amounts due to related parties	612	5
Jiangsu Daqo [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	5,299		4,115
Nanjing Daqo Electric [Member] | Continuing Operations
Related party balances:
Amounts due to related parties	981
Nanjing Daqo Electric [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	8,553	45	6,229
Other Subsidiaries of Daqo Group [Member] | Continuing Operations
Related party balances:
Amounts due from related parties		25
Amounts due to related parties	504	371
Zhenjiang Electric Equipment Co Ltd [Member] | Continuing Operations
Related party balances:
Amounts due to related parties	231
Zhenjiang Electric Equipment Co Ltd [Member] | Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases	1,967		1,700
Nanjing Daqo Transformer [Member] | Continuing Operations
Related party balances:
Amounts due from related parties		104
Amounts due to related parties	1,729	170
Nanjing Daqo Transformer [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	$ 12,913	40	12,337
Nanjing Daqo Transformer [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions			1,842
Nanjing Daqo Transformer [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		$ 8,131	$ 1,842